Stock Options (Details) - Stock options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation assumptions for stock options
Expected volatility	51.42%	0.00%	0.00%
Risk-free interest rate	1.50%	0.00%	0.00%
Expected life (years)	5 years 6 months	0 years	0 years
Dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	7.00%	0.00%	0.00%